Average Annual Total Returns (Health Sciences Trust)	12 Months Ended
May 01, 2011
S&P 500 Index
Average Annual Total Returns
One Year	15.06%
Five Year	2.29%
Since Inception	2.00%
Date of Inception	Apr. 30, 2001
Lipper Health/Biotechnology Index
Average Annual Total Returns
One Year	11.86%
Five Year	4.10%
Since Inception	4.38%
Date of Inception	Apr. 30, 2001
Series I, Health Sciences Trust
Average Annual Total Returns
One Year	15.70%
Five Year	6.42%
Since Inception	6.87%
Date of Inception	Apr. 30, 2001
Series II, Health Sciences Trust
Average Annual Total Returns
One Year	15.47%
Five Year	6.21%
Since Inception	6.69%
Date of Inception	Jan. 28, 2002
Series NAV, Health Sciences Trust
Average Annual Total Returns
One Year	15.81%
Five Year	6.47%
Since Inception	6.90%
Date of Inception	Apr. 29, 2005